UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2006
                                                      -------------------------

Check here if Amendment / /; Amendment Number:
                                                      --------------------
   This Amendment (Check only one.):       /  /    is a restatement.
                                           /  /    adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          TCG Holdings, L.L.C.
               ------------------------------------------------------
Address:       c/o The Carlyle Group
               ------------------------------------------------------
               1001 Pennsylvania Avenue, NW
               ------------------------------------------------------
               Suite 220 S.
               ------------------------------------------------------
               Washington, DC  20004-2505
               ------------------------------------------------------

Form 13F File Number:  28-    N/A
                              --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            John Harris
                 -------------------------------------------------
Title:           Managing Director
                 -------------------------------------------------
Phone:           202-729-5626
                 -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ John Harris             Washington, DC             February 14, 2007
---------------------     -----------------          ---------------------
 Signature                    City, State                  Date

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/X/ 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting  manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

   Form 13F File Number              Name
   28-
           --------------------      --------------------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                            -----------------------------------


Form 13F Information Table Entry Total:     9
                                            -----------------------------------

Form 13F Information Table Value Total:     40,626
                                            -----------------------------------
                                                (thousands)



List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


    No.            Form 13F File Number              Name


    1              28- N/A                 Carlyle Investment Management L.L.C.
    -              -------                 ------------------------------------

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

                                                    FORM 13-F INFORMATION TABLE
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COLUMN 1       COLUMN 2     COLUMN 3      COLUMN 4        COLUMN 5                COLUMN 6      COLUMN 7           COLUMN 8

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                                           VALUE     SHRS OR    SH/       PUT/    INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF        TITLE OF     CUSIP         (x$1000)   PRN AMT    PRN       CALL    DISCRETION    MANAGERS    SOLE    SHARED     NONE
ISSUER         CLASS
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

Pioneer                                                                           Shared-
Companies Inc. Common       723643300      $10,408   350,900   SH        --       Defined       1                   350,900

Time Warner                                                                       Shared-
Inc.           Common       887317105      $2,396    110,000   SH        --       Defined       1                   110,000

Varsity Group,                                                                    Shared-
Inc.           Common       922281100        $621    365,522   SH        --       Defined       1                   365,522


Blackboard Inc.Common       091935502     $24,888    863,059   SH        --       Shared        1                   863,059
                                                                                  Defined

Acme
Communications                                                                    Shared-
Inc.           Common       004631107        $100     20,000   SH        --       Defined       1                   20,000

Consolidated
Communications                                                                    Shared-
Holdings Inc.  Common       209034107        $627     30,000   SH        --       Defined       1                   30,000

Graphic
Packaging                                                                         Shared-
Corporation    Common       388688103        $139     32,000   SH        --       Defined       1                   32,000

Nexstar
Broadcasting                                                                      Shared-
Group Inc.     Class A      65336K103        $279     60,000   SH        --       Defined       1                   60,000

Owens Corning  Common       690742101      $1,168     39,077   SH        --       Shared-       1                   39,077
                                                                                  Defined

Align                                                                             Shared-
Technology Inc.Common       016255101              2,600,000   SH        --       Defined       1                   2,600,000
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

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